long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Billions	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CAD ($)
TELUS Corporation commercial paper
Current maturities of long-term debt	$ 4,465		$ 3,246
Long-term debt	32,194		28,854		$ 28,151
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Long-term debt	1,000	$ 0.7	$ 1,400	$ 1.0
Effective average interest rate			4.90%	4.90%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,000	$ 1.5
TELUS Corporation unsecured revolving credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,750		$ 2,750
Current maturities of long-term debt	0
Long-term debt	$ 991		$ 1,404